COMMITMENTS AND CONTINGENCIES (Details)	Dec. 31, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 45,000
2024	18,750
Total minimum lease payments:	63,750
Less amount representing interest	(7,409)
Present value of minimum lease payments:	$ 56,341